Warrants (Details) - Fair values estimation assumptions (Warrant [Member])	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Warrant [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Risk-free interest rate	0.13% - 0.19%	0.20% - 0.33%
Expected remaining term	0.77 - 1.19 Years	0.89 - 1.99 Years
Expected volatility	130.24% - 131.31%	96.38% - 118.21%
Dividend yield	0.00%	0.00%